Balances and transactions with related parties: (Tables)	12 Months Ended
Dec. 31, 2021
Balances and transactions with related parties:
Schedule of balances receivable and payable

	December 31,
	2020		2021

Accounts receivable:
Autobuses Golfo Pacífico, S. A. de C. V. (Shareholder/services)	Ps.	197	Ps.
	Ps.	197	Ps.
Accounts payable and accumulated expenses (Note 9):(*)
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps.	(53,257)	Ps.	(127,446)
Autobuses de Oriente ADO, S. A. de C. V.
(Shareholder/technical assistance)		(127)
Lava Tap de Chiapas, S. A. de C. V.				—
(Key management personnel/services)		(411)		(455)
		(53,795)		(127,901)
Net	Ps.	(53,598)	Ps.	(127,901)

(*)     These are accounts with terms of less than one year under similar market conditions.

Schedule of transactions with related parties

	December 31,
	2019		2020		2021

Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps.	14,349	Ps.	7,968	Ps.	11,800
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		7,290		4,862		6,468
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		157		164		162

Expenses:
Technical assistance (Note 14.4)	Ps.	(404,086)	Ps.	(175,615)	Ps.	(391,698)

Related parties:
Administrative services
Leasing	Ps.	(5,340)	Ps.	(6,061)	Ps.	(5,863)
Cleaning services		(11,544)		(11,848)		(12,307)

Schedule of compensation of key personnel

	December 31,
	2019		2020		2021

Short term salaries and other benefits paid to key personnel (Note 17.17) (*)	Ps.	109,747	Ps.	137,272	Ps.	122,271
Fees paid to the Board of Directors and Committees		9,146		8,571		8,144

(*)    In 2019, 2020 and 2021, includes costs of Ps.41,411, Ps.66,083 and Ps.64,795; and Ps.17,381, Ps.15,650 and Ps.11,051, respectively for key personnel of directors of Aerostar and Airplan.